Benefit Plans, Stock Based Compensation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Stock Based Compensation Expense [Abstract]
Stock based compensation expense	$ 857	$ 480	$ 1,200
Income tax benefit related to stock-based compensation	343	192	478
Liability Awards [Member]
Stock Based Compensation Expense [Abstract]
Stock based compensation expense	633	276	870
Equity Awards [Member]
Stock Based Compensation Expense [Abstract]
Stock based compensation expense	$ 224	$ 204	$ 325